UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2024
Cultivar ETF

Item #1(a). Reports to Stockholders.

SEMI-ANNUAL
REPORT

For the Six Months Ended January 31, 2024 (unaudited)

Cultivar ETF

Cultivar ETF

Important Disclosure Statement

Investors should carefully consider the investment objectives, risks, charges and expenses of the Cultivar ETF (the “Fund”) before investing. To obtain the Fund’s prospectus containing this and other important information, please call Foreside Fund Services, LLC at 833-930-2229. Please read the prospectus carefully before you invest.

An investment in the Fund involves risk, including the loss of principal. ETFs may trade at a premium or discount to their net asset value. The Fund is actively managed and investment success depends on the skill of the advisor. Small and midcap securities may be subject to more abrupt or erratic market movements than large cap companies. Real Estate Investment Trusts are subject to risks associated with investing in real estate. The Fund is non-diversified, meaning the performance of a single investment can have a greater effect on the Fund’s performance than a diversified fund. Value securities present the risk that they never reach what the advisor feels is their full market value.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance Data is as of January 31, 2024 and is subject to change at any time. For most recent data, please call 833-930-2229.

SEMI-ANNUAL REPORT

Cultivar ETF

Shareholder LetterJanuary 31, 2024

Cultivar ETF (the “Fund”) trades on the CBOE BZX Exchange, Inc. and maintains a fiscal year end of July 31st. Therefore, this letter includes the inception-to-date and semi-annual period ended January 31, 2024. Since inception, the Fund has slightly underperformed its Russell 3000® Index1 benchmark (“index benchmark”). The Fund has lagged the index benchmark during the semi-annual period, as well. Despite this lag, the Fund maintains a well thought out portfolio, purchased at opportunistic valuations.

From inception through January 31, 2024, the Fund had an annualized market value return of 1.73% versus an annualized gain of 2.03% for the Russell 3000® Index benchmark. These muted return numbers hide the overall market volatility present since the Fund’s inception. To handle this volatility, the Fund has purposefully maintained broad diversification across multiple sectors, varying cash levels, and a focus on securities and sectors that the Fund deemed good values. Prudent stock selection and disciplined trimming of positions, as they approached the Fund’s estimated full valuation levels, has contributed to the Fund looking and performing differently than the index benchmark. Even though the overall performance is slightly under the index benchmark since inception, the Fund has done this with greater risk awareness.

During the most recent semi-annual period, the index benchmark performance was driven by a narrow group of stocks, with only a few, very large companies contributing most of the returns. The Fund continued its broadly diversified strategy with an awareness of the potential downside risk associated with a narrow stock market rally. The Fund’s willingness to look differently than the index benchmark is easy to see when comparing the past two semi-annual shareholder letters. For the semi-annual period ended January 31, 2024, the Fund’s Net Asset Value was down 3. 49%, while the Russell 3000® Index benchmark was up 5.83%. In contrast, in the Fund’s letter to shareholders for the semi-annual period ending January 31, 2023, the Fund’s Net Asset Value recorded a return of 7.39 % versus a 0.06% return for the index benchmark. The reason for the underperformance in the most recent semi-annual period is the same reason for the outperformance in the semi-annual period a year ago --- prudent positioning across multiple sectors and market capitalizations.

The Fund’s focus remains on incrementally adding to areas of good valuations and tilting away from areas with more lofty valuation levels, with an eye toward diversification and risk awareness. We consider this a prudent approach for our shareholders as we aim to achieve long-term growth.

1A market index that measures the performance of the top 3,000 U.S. publicly traded companies as ranked by market capitalization.

SEMI-ANNUAL REPORT

Cultivar ETF

Shareholder Letter - continuedJanuary 31, 2024

As always, we know you have a choice in where you choose to invest your funds. We are grateful for the trust you have placed in the Cultivar ETF and our management. It is your investment that is the foundation of the Fund and we appreciate this continued vote of confidence as a shareholder.

Sincerely,

Investors should carefully consider the investment objectives, risks, charges and expenses of the ETF before investing. To obtain an ETF’s prospectus containing this and other important information, please call 833-930-2229. Please read the prospectus carefully before you invest.

An investment in the Fund involves risk, including possible loss of principal. ETFs may trade at a premium or discount to their net asset value.

The Fund is actively managed and investment success depends on the skill of the adviser. Small and mid cap securities may be subject to more abrupt or erratic market movements than large cap companies. REITs (Real Estate Investment Trust) are subject to risks associated with investing in real estate. The Fund is non-diversified meaning the performance of a single investment can have a greater effect on Fund performance than a diversified Fund. Value securities present the risk that they never reach what the adviser feels is their full market value.

The performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For current performance click here or call 833-930-2229 .

This material must be preceded or accompanied by a prospectus.

Foreside Fund Services, LLC is the distributor and Cultivar Capital, Inc is the Adviser.

SEMI-ANNUAL REPORT

Cultivar ETF

Portfolio CompositionJanuary 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	13.15%
Materials	11.06%
Industrials	10.51%
Consumer Staples	9.57%
Health Care	7.09%
Information Technology	6.83%
Utilities	6.69%
Communication Services	6.49%
Consumer Discretionary	6.13%
Energy	4.80%
Real Estate	4.58%
US Treasury Bonds	11.64%
98.54%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cultivar ETF

Schedule of InvestmentsJanuary 31, 2024 (unaudited)

		Shares	Value
86.90%	COMMON STOCKS

6.49%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A(A)	1,074	$150,467
	AT&T, Inc.	27,930	494,082
	Baidu, Inc. ADR(A)	2,056	216,517
	Charter Communications, Inc.(A)	367	136,051
	Comcast Corp. - Class A	5,847	272,119
	John Wiley & Sons, Inc. - Class A	5,899	199,622
	Paramount Global - Class B	14,849	216,647
	Verizon Communications, Inc.	4,174	176,769
	Warner Bros. Discovery, Inc.(A)	6,239	62,515
			1,924,789

6.13%	CONSUMER DISCRETIONARY
	Advance Auto Parts	5,505	368,009
	Alibaba Group Holdings Ltd ADR	3,210	231,666
	Domino’s Pizza, Inc.	371	158,128
	Hasbro, Inc.	5,048	247,100
	Hooker Furnshings Corp.	8,806	203,242
	Monro, Inc.	6,449	205,465
	Ollie’s Bargain Outlet Holdings, Inc.(A)	1,897	136,451
	Under Armour, Inc. - Class A(A)	20,176	153,741
	Whirlpool Corp.	1,054	115,434
			1,819,236

9.57%	CONSUMER STAPLES
	The Clorox Co.	1,726	250,702
	Dollar General Corp.	2,364	312,213
	Hormel Foods Corp.	9,468	287,543
	Ingredion, Inc.	4,183	449,965
	Kimberly-Clark Corp.	1,236	149,519
	McCormick & Co., Inc.(B)	4,385	298,882
	The JM Smucker Co.	2,510	330,190
	Tyson Foods, Inc. - Class A	6,155	337,048
	Walgreens Boots Alliance, Inc.	18,644	420,795
			2,836,857

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cultivar ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

		Shares	Value
4.80%	ENERGY
	BP plc ADR	7,465	$262,022
	Core Laboratories, Inc. ADR	43,146	680,412
	World Kinect Corp.	21,344	481,734
			1,424,168

13.15%	FINANCIALS
	Bank of America Corp.	5,006	170,254
	Citigroup, Inc.	12,711	713,977
	Citizens Financial Group	5,375	175,762
	Global Payments, Inc.	3,540	471,634
	Independent Bank Corp.	3,755	210,618
	Lazard, Inc.	12,505	487,445
	M & T Bank Corp.	2,548	351,879
	Marketaxess Holdings, Inc.	1,576	355,404
	PayPal Holdings, Inc.(A)	2,334	143,191
	S&P Global, Inc.	362	162,303
	Truist Financial Corp.	6,789	251,600
	Western Union Company	32,365	406,828
			3,900,895

7.09%	HEALTH CARE
	Abbott Laboratories	2,208	249,835
	DaVita, Inc.(A)	1,877	203,016
	Fresenius Medical Care AG ADR	16,119	311,097
	Illumina, Inc.(A)	1,152	164,748
	Inogen, Inc.(A)	18,479	131,478
	Medtronic plc ADR	2,847	249,226
	Perrigo Co. plc ADR	11,929	382,682
	Veeva Systems, Inc. - Class A(A)	1,022	211,973
	Zoetis, Inc.	1,048	196,825
			2,100,880

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cultivar ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

		Shares	Value
10.51%	INDUSTRIALS
	3M Co.	1,181	$111,427
	Healthcare Services Group, Inc.(A)	76,942	726,332
	John Bean Technologies Co.	1,343	132,635
	Paycom Software, Inc.	827	157,328
	Proto Labs, Inc.(A)	27,786	1,002,797
	Southwest Airlines Co.	23,235	694,494
	Steelcase, Inc.	23,060	292,401
			3,117,414
6.83%	INFORMATION TECHNOLOGY
	Ansys, Inc.(A)	850	278,656
	Autodesk, Inc.(A)	664	168,530
	Cognex Corp.	3,953	142,861
	Cognizant Tech Solutions	2,035	156,939
	Intel Corp.	8,980	386,858
	Microchip Technology, Inc.	2,627	223,768
	Qorvo, Inc.(A)	2,551	254,437
	Skyworks Solutions, Inc.	2,485	259,583
	Tyler Technologies, Inc.(A)	363	153,458
			2,025,090

11.06%	MATERIALS
	Agnico Eagle Mines Ltd. ADR	7,793	383,104
	Barrick Gold Corp. ADR	31,693	494,411
	Compass Minerals International, Inc.	4,183	94,076
	First Majestic Silver Corp. ADR	73,618	340,115
	FMC Corp.	3,838	215,696
	Fortuna Silver Mines, Inc. ADR(A)	41,097	124,524
	Franco-Nevada Corp. ADR	1,396	151,117
	International Paper Co.	4,918	176,212
	Newmont Goldcorp Corp.	17,106	590,328
	Pan American Silver Corp. ADR	27,178	367,447
	Schnitzer Steel Industries, Inc.	4,645	122,303
	WestRock Co.	5,488	220,947
			3,280,280

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cultivar ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

		Shares	Value
4.58%	REAL ESTATE
	Crown Castle, Inc.	1,297	$140,400
	Douglas Emmett, Inc.	19,242	260,729
	Empire State Realty Trust	16,113	153,396
	Highwoods Properties, Inc.	5,472	125,692
	Kilroy Realty Corp.	5,406	193,319
	LTC Properties, Inc.	4,334	135,091
	National Health Investors, Inc.	3,840	204,211
	Piedmont Office Realty Trust, Inc. REIT	21,351	145,187
			1,358,025
6.69%	UTILITIES
	American Electric Power, Inc.	1,736	135,651
	Duke Energy Corp.	1,558	149,303
	Eversource Energy	6,345	344,026
	IDACORP, Inc.	1,490	137,944
	NextEra Energy, Inc.	5,349	313,612
	Northwest Natural Holding Co.	12,922	476,305
	One Gas, Inc.	2,431	149,190
	Portland General Electric	6,803	278,447
			1,984,478

86.90%	TOTAL COMMON STOCKS		25,772,112
	(Cost: $27,025,660)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cultivar ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

		Principal	Value
11.64%	US TREASURY BONDS
	US Treasury 02/29/2024 0.000%	1,506,000	$1,499,844
	US Treasury 08/15/2049 2.250%	872,000	592,508
	US Treasury 05/15/2050 1.250%	1,503,000	782,346
	US Treasury 08/15/2050 1.375%	1,071,000	576,064

11.64%	TOTAL US TREASURY BONDS		3,450,762
	(Cost: $3,692,262)

98.54%	TOTAL INVESTMENTS		29,222,874
	(Cost: $,30,717,922)
1.46%	Other assets, net of liabilities		433,215
100.00%	NET ASSETS		$29,656,089

(A)Non-income producing

(B)Non voting shares

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cultivar ETF

Statement of Assets and LiabilitiesJanuary 31, 2024 (unaudited)

ASSETS
Investments at value (cost of $30,717,922) (Note 1)	$29,222,874
Cash	406,461
Dividends and interest receivable	48,922
TOTAL ASSETS	29,678,257

LIABILITIES
Accrued advisory fees	22,168
TOTAL LIABILITIES	22,168
NET ASSETS	$29,656,089

Net Assets Consist of:
Paid-in capital	$31,972,807
Distributable earnings (accumulated deficits)	(2,316,718)
Net Assets	$29,656,089

NET ASSET VALUE PER SHARE
Net Assets	$29,656,089
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,225,000
Net Asset Value and Offering Price Per Share	$24.21

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cultivar ETF

Statement of OperationsSix Months Ended January 31, 2024 (unaudited)

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $4,474)	$360,750
Interest income	40,875
Total investment income	401,625

EXPENSES
Advisory fees (Note 2)	122,847
Total expenses	122,847
Net investment income (loss)	278,778

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(377,230)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(655,796)
Net realized and unrealized gain (loss) on investments	(1,033,026)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(754,248)

Cultivar ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended January 31, 2024 (unaudited)	Year ended July 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$278,778	$373,488
Net realized gain (loss) on investments	(377,230)	406,188
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(655,796)	830,790
Increase (decrease) in net assets from operations	(754,248)	1,610,466

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(435,535)	(1,262,557)
Decrease in net assets from distributions	(435,535)	(1,262,557)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	4,773,712	5,392,884
Shares redeemed	—	(4,174,667)
Increase (decrease) in net assets from capital stock transactions	4,773,712	1,218,217

NET ASSETS
Increase (decrease) during period	3,583,929	1,566,126
Beginning of period	26,072,160	24,506,034
End of period	$29,656,089	$26,072,160

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cultivar ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six months ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	December 22, 2021(1) through July 31, 2022
Net asset value, beginning of period	$25.44	$25.13	$25.00
Investment activities
Net investment income (loss)(2)	0.24	0.37	0.22
Net realized and unrealized gain (loss) on investments(3)	(1.11)	1.20	(0.09)
Total from investment activities	(0.87)	1.57	0.13
Distributions
Net investment income	(0.36)	(0.37)	—
Net realized gain	—	(0.89)	—
Total distributions	(0.36)	(1.26)	—
Net asset value, end of period	$24.21	$25.44	$25.13
Total Return(4)	(3.49%)	6.81%	0.54%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.87%	0.87%	0.87%
Expenses, net of waiver or recovery (Note 2)
Net investment income (loss)	1.97%	1.53%	1.39%
Portfolio turnover rate(6)	55.17%	78.94%	41.27%
Net assets, end of period (000’s)	$29,656	$26,072	$24,506

(1)Commencement of Operations.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reoncile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactons for the period.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

SEMI-ANNUAL REPORT

Cultivar ETF

Notes to Financial StatementsJanuary 31, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cultivar ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 22, 2021.

The Fund’s investment objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Cultivar Capital, Inc. (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Generally, trading in US government securities is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The Fund values these securities using the last quoted sales price each day.

SEMI-ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,772,112	$—	$—	$25,772,112
US Treasury Bonds	—	3,450,762	—	3,450,762
	$25,772,112	$3,450,762	$—	$29,222,874

SEMI-ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the six months ended January 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

SEMI-ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund.

SEMI-ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Cultivar ETF	10,000	$300	$242,100

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

SEMI-ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.87%.

The Advisor has retained Tidal Investments, LLC (f/k/a Toroso Investments, LLC) (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.04%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $25,000 per year.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

SEMI-ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended January 31, 2024 were as follows:

Purchases	Sales
$16,103,054	$14,660,140

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2024 were as follows:

Purchases	Sales	Realized Gains
$4,246,561	$ —	$ —

SEMI-ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended January 31, 2024 and the year ended July 31, 2023 were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Distributions paid from:
Ordinary income	$435,535	$1,262,557
	$435,535	$1,262,557

As of January 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$28,638
Accumulated net realized gain (loss) on investments	(850,308)
Net unrealized appreciation (depreciation) on investments	(1,495,048)
$(2,316,718)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$30,717,922	$2,049,282	$(3,544,330)	$(1,495,048)

SEMI-ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six months ended January 31, 2024	Year ended July 31, 2023
Shares sold	200,000	225,000
Shares reinvested	—	—
Shares redeemed	—	(175,000)
Net increase (decrease)	200,000	50,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the

SEMI-ANNUAL REPORT

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 833-930-2229 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-930-2229 or on the SEC’s website at https://www.sec.gov.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL

At a meeting held on September 26-27, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Cultivar Capital, Inc. (“Cultivar”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Cultivar and Toroso Investments, LLC (“Toroso”), each with respect to the Cultivar ETF (“Cultivar Fund”). The Board discussed the arrangements between Cultivar and the Trust and Cultivar and Toroso with respect to the Cultivar Fund. The Board reflected on its discussions with the representatives from Cultivar earlier in the Meeting regarding the manner in which the Cultivar Fund was managed and the roles and responsibilities of Cultivar and Toroso under the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Cultivar Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Cultivar Advisory Agreements and the responses of Cultivar and Toroso to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Cultivar and Toroso to requests for information from Counsel on behalf of the Board and noted that the responses included a copy of financial information for Cultivar and Toroso, an expense comparison analysis for the Cultivar Fund and comparable mutual funds and ETFs, and the Cultivar Advisory Agreements. The Trustees discussed the types

SEMI-ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited) - continued

of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Cultivar Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Cultivar and Toroso; (ii) the investment performance of the Cultivar Fund and Cultivar; (iii) the costs of the services to be provided and profits to be realized by Cultivar and Toroso from the relationship with the Cultivar Fund; (iv) the extent to which economies of scale would be realized if the Cultivar Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Cultivar Advisory Agreements, including: (i) information regarding the services and support to be provided by Cultivar and Toroso to the Cultivar Fund and its shareholders; (ii) presentations by management of Cultivar and Toroso addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Cultivar Fund; (iii) information pertaining to the compliance structure of Cultivar and Toroso; (iv) disclosure information contained in the Cultivar Fund’s registration statement and Cultivar’s and Toroso’s Form ADV and/or the policies and procedures of Cultivar and Toroso; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Cultivar Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Cultivar and Toroso, including financial information, information on personnel and the services to be provided by Cultivar and Toroso to the Cultivar Fund, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the Cultivar Fund and comparative expense and performance information for other ETFs with strategies similar to the Cultivar Fund prepared by an independent third party; (iii) the anticipated effect of size on the Cultivar Fund’ performance and expenses; and (iv) benefits anticipated to be realized by Cultivar and Toroso from their relationship with the Cultivar Fund.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Cultivar Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Cultivar Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Cultivar and Toroso.

In this regard, the Board considered the responsibilities of Cultivar and Toroso under their respective Cultivar Advisory Agreements. The Board reviewed the services to be provided by each of Cultivar and Toroso to the Cultivar Fund, including, without limitation, Cultivar’s process for formulating investment recommendations and the processes of both Cultivar and Toroso for assuring compliance with the Cultivar Fund’s investment objectives and limitations; Toroso’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Cultivar for the Cultivar Fund among the service providers; and the anticipated efforts of Cultivar to promote the Cultivar Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Cultivar and Toroso; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods utilized by Cultivar in supervising Toroso as a sub-adviser to the Cultivar Fund and the relationship between Cultivar and Toroso. After reviewing the foregoing and further information from Cultivar and Toroso, the Board concluded that the quality, extent, and nature of the services provided by Cultivar and Toroso was satisfactory and adequate for the Cultivar Fund.

The investment performance of the Cultivar Fund.

The Board reviewed the Cultivar Fund’s performance. In considering the investment performance of the Cultivar Fund, the Board reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), and compared the performance of the Cultivar Fund with the performance of its benchmark index, the Russell 3000 Index (“Russell 3000”), the funds in its Morningstar category, the Mid-Cap Value Funds category (“Category”), and a peer group selected from its Category by Broadridge (“Peer Group”). The Board noted that the Cultivar Fund had underperformed the Russell 3000 for the 12-month period ended July 31, 2023, and had underperformed its Morningstar Category and Peer Group for the year ended July 31, 2023.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited) - continued

After a detailed discussion of the Cultivar Fund’s performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Cultivar Fund performance was satisfactory, but noted that it would continue to monitor the Cultivar ETF’s performance.

The costs of services to be provided and profits to be realized by Cultivar and Toroso from the relationship with the Cultivar Fund.

In this regard, the Board considered the financial condition of Cultivar and the level of commitment to the Cultivar Fund by Cultivar. The Board also considered the assets and expenses of the Cultivar Fund, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by Cultivar and Toroso. The Trustees considered Cultivar Fund’s unitary fee structure and compared the unitary fee of the Cultivar Fund to the fees of the Category and Peer Group. The Trustees noted that the Cultivar Fund’s gross and net expense ratio and gross and net advisory fee were each higher than the median of its Category and Peer Group, but were within the range of the Category and Peer Group. The Board noted that Cultivar does not manage separate accounts with strategies similar to the Cultivar ETF. The Trustees also considered the split of the advisory fees paid to Cultivar versus those paid to Toroso and the respective services provided by each to the Cultivar ETF. The Board also considered that Toroso represented that its fee for sub-advising the Cultivar ETF is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability and fees to be paid to Cultivar (who in turn pays Toroso) were within an acceptable range in light of the services to be rendered by Cultivar and Toroso.

The extent to which economies of scale would be realized as the Cultivar Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Cultivar Fund’s investors.

The Trustees considered that at the Cultivar Fund’s current size it was not anticipated that Cultivar or Toroso would achieve economies of scale with respect to the services provided to the Cultivar Fund. They noted that the unitary fee structure of the Cultivar Fund limits shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Cultivar Fund; the basis of decisions to buy or sell securities for

SEMI-ANNUAL REPORT

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the Cultivar Fund; the substance and administration of the Code of Ethics and other relevant policies of Cultivar and Toroso. The Board noted that Cultivar and Toroso have each represented that it does not utilize soft dollars or commission recapture with regard to the Cultivar Fund. The Board also considered potential benefits for Cultivar and Toroso in managing the Cultivar Fund. Following further consideration and discussion, the Board concluded that the standards and practices of Cultivar and Toroso relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Cultivar and Toroso from managing the Cultivar Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Cultivar Advisory Agreements.

SEMI-ANNUAL REPORT

Cultivar ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 1, 2023 and held for the six months ended January 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Cultivar ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Annualized Expense Ratio	Expenses Paid During Period Ended 1/31/24(1)
Cultivar ETF	$1,000.00	$982.45	0.87%	$4.34
Hypothetical(2)	$1,000.00	$1,020.76	0.87%	$4.42

(1)Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 366 days in the current year.

(2)5% return before expenses

SEMI-ANNUAL REPORT

Cultivar ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Cultivar Capital, Inc.
421 E. Hickory Street, Suite 103
Denton, Texas 76201

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 1(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 10, 2024

* Print the name and title of each signing officer under his or her signature.